Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of accounts receivable

	As of December 31,
	2021	2022
	RMB	RMB	US$
Accounts receivable	263,000	385,935	55,955
Allowance for credit losses	(92,695)	(102,161)	(14,812)
Accounts receivable, net	170,305	283,774	41,143

Schedule of movement in the allowance for credit losses

The movements in the allowance for credit losses were as follows:

	Year ended December 31,
	2021	2022
	RMB	RMB	USD
Balance as of January 1	100,020	92,695	13,440
Amounts charged to expenses	(1,462)	3,156	458
Amounts written off	(3,951)	—	—
Foreign Exchange effect	(1,912)	6,310	914
Balance as of December 31	92,695	102,161	14,812